S000064209 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	71 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	0.96%
Bloomberg U.S. Corporate 1-3 Years Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.28%	2.16%	2.58%
WESTERN ASSET SHORT DURATION INCOME ETF
Prospectus [Line Items]
Average Annual Return, Percent	5.43%	2.08%	2.96%
Performance Inception Date			Feb. 07, 2019
WESTERN ASSET SHORT DURATION INCOME ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.34%	0.61%	1.45%
Performance Inception Date			Feb. 07, 2019
WESTERN ASSET SHORT DURATION INCOME ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.18%	0.95%	1.61%
Performance Inception Date			Feb. 07, 2019